Onerous Contract Provisions (Tables)	12 Months Ended
Dec. 31, 2019
Onerous Contracts Provision [Abstract]
Summary of Onerous Contract Provisions
	2019	2018
Onerous Contract Provisions, Beginning of Year	663	45
Adjustment for Change in Accounting Policy (Note 4)	(585)	-
As at January 1,	78	45
Liabilities Incurred	-	684
Liabilities Settled	(13)	(21)
Change in Assumptions	(9)	2
Change in Discount Rate	4	(57)
Unwinding of Discount on Onerous Contract Provisions	3	10
Onerous Contract Provisions, End of Year	63	663
Less: Current Portion	17	50
Long-Term Portion	46	613

Summary of Changes to Credit Adjusted Risk Free Rate or Estimated Sublease Recovery on Onerous Contract Provisions

Changes to the credit-adjusted risk-free rate or the estimated sublease recoveries would have the following impact on the provision:

		2019		2018
As at December 31,	Sensitivity Range	Increase	Decrease	Increase	Decrease
Credit-Adjusted Risk-Free Rate	± one percent	(2)	2	(46)	52
Estimated Sublease Recovery	± five percent	(17)	17	(40)	40